Share-based compensation - Long-Term Incentive Plan (Details)										5 Months Ended	12 Months Ended
	Oct. 01, 2025 USD ($) Options EquityInstruments item $ / shares shares	Sep. 01, 2025 USD ($) EquityInstruments	Aug. 01, 2025 USD ($) EquityInstruments Options item $ / shares shares	Jul. 01, 2025 USD ($) Options EquityInstruments item $ / shares shares	Oct. 01, 2024 USD ($) EquityInstruments	Jul. 01, 2024 USD ($) EquityInstruments Options item $ / shares shares	Dec. 15, 2023 Options item $ / shares shares	Nov. 08, 2023 USD ($) EquityInstruments Options item $ / shares shares	Jul. 01, 2023	Dec. 15, 2023 Options shares	Jun. 30, 2026 Options	Jun. 30, 2025 Options
Long-Term Incentive Plan
Share-based compensation
Number of units granted						2,295,434		3,113,125
Grant date fair value | $	$ 8.5	$ 9.28	$ 7.58	$ 7.89	$ 3.65	$ 5.07		$ 3.41
Exercise price | $ / shares	$ 7.97		$ 7.58	$ 7.89		$ 5.07	$ 4	$ 4
Time-vesting RSUs
Share-based compensation
Number of units granted	3,730	3,449	28,320	1,220,752	102,740	1,252,241		1,696,022
Percentage of awards vesting annually	33.33%		33.33%	33.33%		33.33%		33.33%
Vesting period	3 years		3 years	3 years		3 years		3 years
Non-Market Performance RSUs
Share-based compensation
Number of units granted	3,178		24,125	1,026,945		1,043,193		1,417,103
Vesting period	3 years		3 years	3 years		3 years		3 years
Measurement period for performance target	3 years		3 years	3 years		3 years
Stock options under long-term incentive plan
Share-based compensation
Percentage of awards vesting annually	33.33%		33.33%	33.33%		33.33%	33.33%	33.33%
Vesting period	3 years			3 years		3 years			3 years
Granted | Options	6,465		50,198	2,076,491		3,277,477	682,021	2,923,280		3,605,301	2,133,154	3,277,477
Number of shares per option | shares	1		1	1		1	1	1		1
Exercise price | $ / shares	$ 7.97		$ 7.58	$ 7.89		$ 5.07	$ 4	$ 4
Vested options term	10 years		10 years	10 years		10 years	10 years	10 years
Number of different tranches | item	3		3	3		3	3	3
Minimum | Non-Market Performance RSUs
Share-based compensation
Potential award level of grant, depending on achievement of performance target	25.00%		25.00%	25.00%		25.00%
Maximum | Non-Market Performance RSUs
Share-based compensation
Potential award level of grant, depending on achievement of performance target	200.00%		200.00%	200.00%		200.00%		100.00%